Shareholder's Equity and Dividend Restrictions - Dividend Restrictions (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended				12 Months Ended
	May 08, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 No Further Extraordinary Distributions Approved Before June 262013	Dec. 31, 2012 ING Life Insurance and Annuity Company (ILIAC) Connecticut		Dec. 31, 2011 ING Life Insurance and Annuity Company (ILIAC) Connecticut		Dec. 31, 2010 ING Life Insurance and Annuity Company (ILIAC) Connecticut		Mar. 31, 2013 ING Life Insurance and Annuity Company (ILIAC) Connecticut
Statutory Accounting Practices [Line Items]
Dividends Permitted without Approval								$ 264.1	$ 190.0	[1]	$ 0				$ 264.1	[2]
Dividends Paid		190.0							190.0	[3]	0	[3]	203.0	[3]
Contributions from (distributions to) participants in consolidated investment entities	1,434.0	800.0	942.2	442.4	1,262.0	647.7	(8.5)
Dividend approved by authoritative body									$ 340

[1]	$190.0 was paid as part of the June 26, 2012 distribution of $800.0.
[2]	$264.1 can be paid without approval after June 26, 2013, provided that on or before June 26, 2013, no further extraordinary distribution is approved by the Connecticut Insurance Department and paid by ILIAC to its parent.
[3]	Connecticut Insurance Department approved ILIAC's 2010 dividend and ILIAC's $340 million 2012 distribution, which included a $190 million dividend.